Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues:
Total revenues	$ 58,704,960	$ 56,453,889	$ 175,430,595	$ 156,225,998	$ 212,643,094	$ 168,764,571	$ 124,024,363
Operating expenses:
General and administrative	6,277,252	7,330,245	19,995,770	21,114,475	28,253,905	23,265,196	16,471,199
Depreciation	13,427,138	13,220,916	40,075,331	36,155,008	49,417,679	40,946,406	32,294,627
Intangible amortization expense	1,731,791	4,849,934	5,487,187	13,222,791	15,200,854	12,422,205	9,777,116
Acquisition expenses	75,933	77,813	118,229	780,684	888,009	934,838	1,366,092
Contingent earnout adjustment	0	200,626	0	1,514,447	1,514,447	12,619,744	(2,500,000)
Impairment of goodwill and intangible assets					0	0	36,465,732
Impairment of investments in Managed REITs					0	0	4,376,879
Write-off of equity interest and preexisting relationships upon acquisition of control	0	0	0	2,049,682	2,049,682	8,389,573	0
Total operating expenses	40,565,210	43,555,146	121,779,884	122,810,858	162,875,473	152,435,452	145,164,573
Gain on equity interests upon acquisition	0	0	0	16,101,237	16,101,237		0
Gain on sale of real estate				16,101,237	0	178,631	0
Income (loss) from operations	18,139,750	12,898,743	53,650,711	49,516,377	65,868,858	16,507,750	(21,140,210)
Other income (expense):
Equity in earnings (losses) from investments					(1,690,205)	(1,050,250)	0
Other, net	432,645	1,729,957	2,376,138	1,444,061	(848,805)	(2,055,351)	160,461
Interest expense	(15,925,440)	(11,752,656)	(45,533,886)	(28,181,026)	(41,511,911)	(33,383,604)	(36,053,312)
Net loss on extinguishment of debt	0	0	0	(2,393,475)	(2,393,475)	(2,444,788)	0
Income tax benefit (expense)	1,050,050	(102,233)	906,624	402,242	554,785	1,811,275	5,826,258
Net income (loss)	2,978,726	2,246,524	9,290,680	19,529,105	21,669,452	(19,564,718)	(51,206,803)
Net (income) loss attributable to noncontrolling interests	(463,844)	(366,047)	(1,573,727)	(2,528,010)	(2,847,572)	2,663,123	6,901,931
Less: Distributions to preferred stockholders	(3,150,685)	(3,150,684)	(9,349,315)	(9,349,315)	(12,500,000)	(12,500,000)	(10,049,522)
Net income (loss) attributable to SmartStop Self Storage REIT, Inc. common stockholders	$ (635,803)	$ (1,270,207)	$ (1,632,362)	$ 7,651,780	$ 6,321,880	$ (29,401,595)	$ (54,354,394)
Net income (loss) per Class A & Class T share - basic	$ (0.01)	$ (0.01)	$ (0.02)	$ 0.08	$ 0.07	$ (0.37)	$ (0.91)
Net income (loss) per Class A & Class T share - diluted	$ (0.01)	$ (0.01)	$ (0.02)	$ 0.08	$ 0.07	$ (0.37)	$ (0.91)
Weighted average number of shares outstanding- basic					91,939,172	79,438,374	59,616,407
Weighted average number of shares outstanding, Diluted					92,056,438	79,438,374	59,616,407
Self Storage Rental Revenue
Revenues:
Total revenues	$ 52,502,410	$ 51,022,976	$ 155,457,123	$ 140,551,208	$ 191,749,578	$ 150,610,337	$ 104,888,883
Ancillary Operating Revenue
Revenues:
Total revenues	2,255,170	2,209,695	6,625,943	6,282,850	8,445,803	7,552,597	5,286,042
Managed REIT Platform Revenue
Revenues:
Total revenues	2,517,853	2,055,224	9,115,093	5,877,454	7,819,216	6,322,970	8,048,630
Reimbursable Costs from Managed REITs
Revenues:
Total revenues	1,429,527	1,165,994	4,232,436	3,514,486	4,628,497	4,278,667	5,800,808
Operating expenses:
Operating expenses	1,429,527	1,165,994	4,232,436	3,514,486	4,628,497	4,278,667	5,800,808
Property Operating Expenses
Operating expenses:
Operating expenses	16,316,563	15,984,019	49,332,858	42,726,575	58,437,110	48,127,657	38,305,199
Managed REIT Platform Expenses
Operating expenses:
Operating expenses	$ 1,307,006	$ 725,599	$ 2,538,073	$ 1,732,710	$ 2,485,290	$ 1,451,166	$ 2,806,921
Class A and T Common stock
Other income (expense):
Net income (loss) per Class A & Class T share - basic	$ (0.01)	$ (0.01)	$ (0.02)	$ 0.08	$ 0.07	$ (0.37)	$ (0.91)
Net income (loss) per Class A & Class T share - diluted	$ (0.01)	$ (0.01)	$ (0.02)	$ 0.08	$ 0.07	$ (0.37)	$ (0.91)
Weighted average number of shares outstanding- basic	96,837,584	96,786,669	96,824,500	90,305,337
Weighted average number of shares outstanding, Diluted	96,837,584	96,786,669	96,824,500	90,425,665
Class A Common stock
Other income (expense):
Weighted average number of shares outstanding- basic	88,725,350	88,701,119	88,725,831	82,224,600	83,857,222	71,454,798	51,813,718
Weighted average number of shares outstanding, Diluted	88,725,350	88,701,119	88,725,831	82,344,928	83,974,488	71,454,798	51,813,718
Class T Common stock
Other income (expense):
Weighted average number of shares outstanding- basic	8,112,234	8,085,550	8,098,669	8,080,737	8,081,950	7,983,576	7,802,689
Weighted average number of shares outstanding, Diluted	8,112,234	8,085,550	8,098,669	8,080,737	8,081,950	7,983,576	7,802,689
JV Properties
Operating expenses:
General and administrative					$ 28,253,905	$ 23,265,196	$ 16,471,199
Depreciation					913,936	742,922	521,101
Total operating expenses					29,167,841	24,008,118	16,992,300
Income (loss) from operations					(29,167,841)	(24,008,118)	(16,992,300)
Other income (expense):
Equity in earnings (losses) from investments	$ (274,236)	$ (187,123)	$ (1,215,114)	$ (611,526)
Other, net					(794,559)	(1,279,703)	(278,436)
Interest expense					(172,510)	(176,294)	(189,085)
Income tax benefit (expense)					(44,465)
Net income (loss)					$ (30,179,375)	$ (25,464,115)	$ (17,459,821)
Managed REITs
Other income (expense):
Equity in earnings (losses) from investments	$ (444,043)	$ (340,164)	$ (893,793)	$ (647,548)